Accrued Liabilities	12 Months Ended
Feb. 29, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities:

4.     Accrued Liabilities:

The amounts shown in the accompanying balance sheets are analyzed as follows:

	2011	2012
Legal fees	$15,000	$18,000
Directors remuneration	44,000	-
Audit fees	16,533	22,840
Other	-	2,069
	$75,533	$42,909